CONCENTRATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18.         CONCENTRATION

Geographic Areas Information

All of the Group's assets exist mainly in the PRC, and its revenues are substantially derived from its operations therein.

Major Customers

Five major customers was made up 20% of the Group’s total sales in 2011 compared to five major customers each made up 5% of the Group’s total sales and relevant related party sales in 2010 and 2009, respectively, as summarized in the following:

	December 31,
	2011
Major Customers	Revenue	Percentage of Total Revenue
	$
Five unrelated customers	13,111,154	20%

Total	13,111,154	20%

	December 31,
	2010
Major Customers	Revenue	Percentage of Total Revenue

Harbin Zhongyi Sunshine Linen Co., Ltd.	2,931,298	6.0%
Five unrelated customers	23,136,455	47.1%

Total	26,067,753	53.1%

	December 31,
	2009
Major Customers	Revenue	Percentage of Total Revenue

Harbin Sunshine Linen Textile Co., Ltd.	4,169,833	14.2%
Harbin Zhongyi Sunshine Linen Co., Ltd.	7,289,137	24.8%
Three unrelated customers	16,299,625	55.5%

Total	27,758,595	94.5%

Major Suppliers

Five major supplies was made up 92% of the Group’s total purchase in 2011 compared to major customers each made up over 5% of total purchase and relevant related party purchase in 2010 and 2009, respectively, as summarized in the following

	December 31,		December 31,		December 31,
	2011		2010		2009
Major Suppliers	Amount	Percentage of Total Purchase	Amount	Percentage of Total Purchase	Amount	Percentage of Total Purchase

Harbin Zhongyi Sunshine Linen Co., Ltd.	-	-	$4,809,323	25.0%	$1,382,827	11.7%
Harbin Sunshine Linen Textile Co., Ltd.	-	-	-		$41,337	0.4%
Other unrelated suppliers	$32,282,108	92%	5,002,799	26.1%	5,236,901	44.4%
Total	$32,282,108	92%	$9,812,122	51.1%	$6,661,065	56.5%